Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income for the year	R$ 883,878	R$ 927,697	R$ 402,944
Items that will be subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries, net of taxes	7,175	(313,271)	(51,319)
Fair value adjustments of financial instruments of joint ventures, net of taxes	99	190	(978)
Cumulative translation adjustments and hedge of net investments in foreign operations, net of taxes	73,049	129,169	36,570
Items that will not be subsequently reclassified to profit or loss:
Actuarial gain (losses) of post-employment benefits of subsidiaries, net of taxes	40,887	(17,762)	(29,996)
Actuarial gain of post-employment benefits of joint ventures, net of taxes	5,723	875	(6,791)
Total comprehensive income for the year	1,010,811	726,898	350,430
Total comprehensive income for the year attributable to shareholders of the Ultrapar	966,364	703,879	327,768
Total comprehensive income for the year attributable to non-controlling interest in subsidiaries	R$ 44,447	R$ 23,019	R$ 22,662